Supplemental Cash Flow Information - Additional Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Income taxes paid	$ 6.0	$ 1.7	$ 3.2
Cash interest paid on long-term debt, advances from affiliates and capital lease obligations	168.3	175.0	186.9
Schedule Of Supplemental Cash Flow [Line Items]
Income taxes paid	6.0	$ 1.7	$ 3.2
United Kingdom
Supplemental Cash Flow Elements [Abstract]
Income taxes paid	4.1
Schedule Of Supplemental Cash Flow [Line Items]
Income taxes paid	4.1
FRANCE
Supplemental Cash Flow Elements [Abstract]
Income taxes paid	1.4
Schedule Of Supplemental Cash Flow [Line Items]
Income taxes paid	1.4
Dan-Unity CO2 A/S
Supplemental Cash Flow Elements [Abstract]
Income taxes paid	0.5
Schedule Of Supplemental Cash Flow [Line Items]
Income taxes paid	$ 0.5